Share-based compensation (Narrative) (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | Share	801,661	602,614
Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to share unit plans	$ 8,660	$ 6,872
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to share unit plans	5,088	6,855
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to share unit plans	$ 2,580	$ 2,989
Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of stock option plan, number of options authorized	The Company's stock option plan was approved in June 2005 and amended in May 2008 (the "Plan"). Under the amended Plan, the Company may grant to employees, officers, directors or consultants of the Company or its affiliates options to purchase up to a maximum of 13 million common shares of Hudbay. The Company has determined that the appropriate accounting treatment is to classify the stock options as equity settled transactions.
Maximum number of common shares purchaseable under stock option plan | shares	13